INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 338	$ 349
Translation and other adjustment	3	(17)
Aquisitions	116
Divestments	(58)
Transfer and reclassification		6
Goodwill at end of period	399	338
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	183	179
Translation and other adjustment	(2)	4
Aquisitions	0
Divestments	(58)
Transfer and reclassification		0
Goodwill at end of period	123	183
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	112	129
Translation and other adjustment	5	(17)
Aquisitions	0
Divestments	0
Transfer and reclassification		0
Goodwill at end of period	117	112
Ukraine
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	14	10
Translation and other adjustment	(2)	(2)
Aquisitions	7
Divestments	0
Transfer and reclassification		6
Goodwill at end of period	19	14
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	29	31
Translation and other adjustment	2	(2)
Aquisitions	0
Divestments	0
Transfer and reclassification		0
Goodwill at end of period	31	29
Uklon
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0
Translation and other adjustment	0
Aquisitions	109
Divestments	0
Goodwill at end of period	109	0
Bangladesh and Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0
Goodwill at end of period	$ 0	$ 0